6. CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
6. CASH AND CASH EQUIVALENTS
a)	This item is detailed as follows:

Cash and cash equivalents includes time deposits and balances in banks.

	As of December 31, 2017	As of December 31, 2016
Cash and cash equivalents	ThCh$	ThCh$
Balances in banks	21,158,613	22,035,392
Short-term deposits	10,003,733	25,178,125
Total	31,162,346	47,213,517

As of December 31, 2017 and 2016, time deposits are detailed as follows:

As of December 31, 2017
Bank	Maturity	Monthly rate	Currency	Amount ThCh$	Interest ThCh$	Total amount ThCh$
BANCO DE CREDITO E INVERSIONES	03-27-2017	0.28%	CLP	10,000,000	3,733	10,003,733
Total				10,000,000	3,733	10,003,733

As of December 31, 2016

Bank	Maturity	Monthly rate	Currency	Amount ThCh$	Interest ThCh$	Total amount ThCh$
HSBC BANK (CHILE)	03-01-2017	0.38%	CLP	25,000,000	178,125	25,178,125
Total				25,000,000	178,125	25,178,125

b)	Cash and cash equivalents, classified by currencies is detailed as follows:

	As of December 31, 2017	As of December 31, 2016
Original currency	ThCh$	ThCh$
U.S. Dollar	7,704,436	13,045,260
Brazilian Real	1,205,972	2,039,142
Chilean Peso	16,053,806	27,057,935
Norwegian Crown	1,155,693	904,511
Swedish Crown	397,861	314,077
Pound Sterling	2,583,910	1,475,835
Mexican Peso	264,857	451,143
Euro	1,266,185	824,404
Argentinean Peso	—	805,662
Canadian Dollar	265,248	116,455
Chinese Yuan	178,350	96,596
South African Rand	86,028	82,497
Total	31,162,346	47,213,517